Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of Balances Reported in the Consolidated Balance Sheets Related to Group’s Leases

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

(In thousands)	December 31, 2024	December 31, 2025
Right-of-use asset, net	2,876	1,745
Current operating lease liabilities	1,853	1,189
Non-current operating lease liabilities	1,088	574

Schedule of Lease Cost

The following table presents operating lease cost reported in the consolidated statements of comprehensive income related to the Group’s leases:

(In thousands)	December 31, 2024	December 31, 2025
Operating lease cost	2,077	1,981
Short-term lease cost	532	799
Total	2,609	2,780

The following summarizes other supplemental information about the Group’s lease as of December 31, 2025.

As of December 31, 2025
Weighted average discount rate	4.75%
Weighted average remaining lease term	1.65 years

Schedule of Reconciles the Undiscounted Cash Flows

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2025 to the present value of its operating lease payments:

For the year ending December 31	(In thousands)
2026	1,239
2027	417
2028	143
2029	35
2030	3
Total undiscounted operating lease payments	1,837
Less: imputed interest	(74)
Present value of operating lease liabilities	1,763